UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number   811-21232
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FORTRESS PINNACLE INVESTMENT FUND LLC
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(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 46th Floor, New York, NY 10105
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(Address of principal executive offices)                   (Zip code)

Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036
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(Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 798-6100

Date of fiscal year end:   December 31

Date of reporting period:  July 1, 2006 - June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management  and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any  suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44U.S.C. § 3507.

Item 1                  Proxy voting record

Name of Issuer	Ticker Symbol	CUSIP	Shareholder Meeting Date	Description of Matter Voted On	Matter Proposed by Issuer or Security Holder	Vote Cast (Yes or No)	Vote (For or Against)	For or Against Management

Global Signal Inc.	GSL	37944Q103	1/11/2007	1. Adoption of Merger Agreement	Management	Yes	For	For

Crown Castle International Corp.	CCI	22827104	5/24/2007	1. Election of Directors	Management	Yes	For	For
				2. Amend Stock Option Plan	Management	Yes	For	For
				3. Amend and Restate Certificate of Incorporation	Management	Yes	For	For
				4. Ratify Auditor	Management	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Pinnacle Investment Fund LLC

/s/ Wesley R. Edens
By:	Wesley R. Edens
Name:	Chairman and CEO
Title:	August 30, 2007